Inventories: Schedule of Inventory, Current (Details) (USD $)	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Details
Inventory, Raw Materials, Gross	$ 2,620,565	$ 1,415,071	$ 2,079,480
Inventory, Work in Process, Gross	750,510	840,954	882,005
Inventory, Finished Goods, Gross	1,133,669	525,709	834,430
Inventory, Gas in Storage Underground, Noncurrent	$ 4,504,744	$ 2,781,734	$ 3,795,915